SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On March 31, 2022, the Company purchased $10 million of two-year U.S. Treasury Note with annual interest rate of 2.33%. The Company expected to hold the Treasury Notes until the maturity on March 31, 2024. The Company classified this investment as held-to-maturity securities.

On April 1, 2022, the Company announced the project sales of 24MW solar-plus-storage project in the UK to Innova, a company that invests in and operates renewable energy assets, with a focus on utility-scale ground mounted solar plants and battery energy storage sites, located in the UK.